Long-term debt and Finance Liability, detail (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Annual lease obligations
Year 1	$ 2,762
Year 2	2,897
Year 3	3,022
Year 4	3,163
Year 5	3,309
Year 6 and thereafter	33,951
Total	$ 49,104